Mortgage Servicing Rights (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Sensitivity analysis
Contractually specified servicing fees, late fees and ancillary fees	$ 2,800,000	$ 600,000	$ 5,000,000	$ 900,000	$ 3,200,000	$ 400,000
MSR
Sensitivity analysis
Constant prepayment rate: Impact of 10% adverse change	(961,000)		(961,000)		(601,000)	(80,000)
Constant prepayment rate: Impact of 20% adverse change	(1,855,000)		(1,855,000)		(1,170,000)	(155,000)
Discount rate: Impact of 100 basis point adverse change	(1,039,000)		(1,039,000)		(631,000)	(34,000)
Discount rate: Impact of 200 basis point adverse change	$ (1,994,000)		$ (1,994,000)		$ (1,236,000)	$ (66,000)